Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	13. Subsequent Events The Company has evaluated its subsequent events since June 30, 2015 and has disclosed in Note 12 with respect to open purchase orders and payroll tax obligations.

14. Subsequent Events

The Company has evaluated its subsequent events since December 31, 2014. Except as disclosed in Note 10 with respect to income taxes payable and Note 13 with respect to open purchase orders and payroll tax obligations, the Company has determined that there were no material subsequent events requiring adjustment to or disclosure in the accompanying Consolidated Financial Statements.